INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX [Abstract]
Income Tax Expense
The following table provides details of income taxes, including deferred taxes, for 2020, 2019 and 2018 :

(In millions)	2020	2019	2018
Current income tax credit (expense)	(82.6)	(333.6)	(166.7)
Deferred income tax credit (expense)	(30.8)	148.4	(23.7)
Income tax credit (expense) as recognized in the combined statement of income	(113.4)	(185.2)	(190.4)
Deferred income tax related to items booked directly to opening equity	14.9	15.1	5.3
Deferred income tax related to items booked directly to opening equity - other	(7.7)	-	-
Deferred income tax related to items booked to equity during the year	(1.8)	(0.2)	9.8
Income tax credit (expense) as recognized in combined statement of other comprehensive income	€5.4	€14.9	€15.1

Income Tax Reconciliation
The reconciliation between taxes calculated using the statutory tax rate applicable to Technip Energies and the amount of tax effectively recognized in the statements of income are reconciled as follows:

(In millions) EUR	2020	2019	2018
Net Income/Loss	220.1	153.2	(85.6)
Income Tax Expense (Credit)	113.4	185.2	190.4
Profit (Loss) Before Tax	333.5	338.4	104.8
At Technip Energies' statutory income tax rate of 32.02%(1)	106.8	116.6	36.2
Net change in deferred tax assets recognized	(30.6)	34.1	36.3
Net change in tax contingencies	10.3	(5.1)	10.2
Non-deductible legal provision	-	6.4	76.0
Other non-deductible expenses	25.0	21.8	40.8
Deferred tax adjustment for change in tax rate	1.6	8.8	-
Adjustments on prior year taxes	2.3	1.6	-
Other adjustments	(2.0)	1.0	(9.1)
Effective income tax expense (credit)	113.4	185.2	190.4
Tax rate	34%	55%	181%
Income tax expense (credit) as recognized in the combined statement of income	€113.4	€185.2	€190.4

(1)	The tax rate used for the purpose of the income tax expense reconciliation was 32.02% in 2020, 34.43% in 2019 and 2018. The rate corresponds to the statutory rate of the parent company in France.

Deferred Income Tax
Significant components of deferred tax assets and liabilities are shown in the following table:

	As of December 31, 2019	Recognized in Statement of Income	Recognized in Statement of OCI	Net foreign exchange difference	Other	December 31, 2020
Net operating loss carryforwards	14.2	(3.6)	-	-	(3.4)	7.2
Cost accruals/reserves	3.5	19.8	-	-	(5.6)	17.7
Foreign exchange	21.4	4.5	(2.8)	(1.5)	(2.3)	19.3
Provisions for pensions and other long-term employee benefits	28.5	(1.8)	1.0	-	(2.9)	24.8
Contingencies	52.6	0.4	-	-	(23.7)	29.3
Revenue recognition	68.5	(44.5)	-	-	17.0	41.0
Property, plant and equipment, goodwill and other assets	1.9	(5.3)	-	-	1.3	(2.1)
Other	0.5	(0.3)	-	(7.4)	(3.2)	(10.4)
Deferred income tax assets (liabilities), net	€191.1	€(30.8)	€(1.8)	€(8.9)	€(22.8)	€126.8

As of December 31, 2020, the net deferred tax asset of €126.8 million is broken down into a deferred tax asset of €150.8 million and a deferred tax liability of €24.0 million as recorded in the combined statement of financial position.

	As of December 31, 2018	Recognized in Statement of Income	Recognized in Statement of OCI	Net foreign exchange difference	December 31, 2019
Net operating loss carryforwards	6.2	7.9	-	0.1	14.2
Cost accruals/reserves	34.3	(31.6)	-	0.8	3.5
Foreign exchange	20.7	3.3	(3.0)	0.4	21.4
Provisions for pensions and other long-term employee benefits	24.2	1.0	2.8	0.5	28.5
Contingencies	(40.0)	93.7	-	(1.1)	52.6
Revenue recognition	2.9	65.7	-	(0.1)	68.5
Property, plant and equipment, goodwill and other assets	(8.0)	10.1	-	(0.2)	1.9
Other	2.1	(1.7)	-	0.1	0.5
Deferred income tax assets (liabilities), net	€42.4	€148.4	€(0.2)	€0.5	€191.1

	As of December 31, 2017	Recognized in Statement of Income	Recognized in Statement of OCI	Net foreign exchange difference	December 31, 2018
Net operating loss carryforwards	10.5	(4.7)	-	0.4	6.2
Cost accruals/reserves	27.3	5.6	-	1.4	34.3
Foreign exchange	4.7	5.6	9.8	0.6	20.7
Provisions for pensions and other long-term employee benefits	39.4	(16.6)	-	1.4	24.2
Contingencies	(47.0)	8.9	-	(1.9)	(40.0)
Revenue recognition	14.2	(11.6)	-	0.3	2.9
Property, plant and equipment, goodwill and other assets	1.6	(9.4)	-	(0.2)	(8.0)
Other	3.5	(1.5)	-	0.1	2.1
Deferred income tax assets (liabilities), net	€54.3	€(23.7)	€9.8	€2.1	€42.4